Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	199,863,607	202,238,307
Ordinary shares, shares outstanding	199,863,607	202,238,307
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	199,863,607	202,238,307
Ordinary shares, shares outstanding	199,863,607	202,238,307